Significant Accounting Policies (Details) - Schedule of fair value measurement hierarchy - ILS (₪) ₪ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) - Schedule of fair value measurement hierarchy [Line Items]
Financial liabilities related to Warrants to ADS	₪ (1,222)	₪ (2,172)
Level 1 of fair value hierarchy [member]
Significant Accounting Policies (Details) - Schedule of fair value measurement hierarchy [Line Items]
Financial liabilities related to Warrants to ADS	(109)	(134)
Level 2 of fair value hierarchy [member]
Significant Accounting Policies (Details) - Schedule of fair value measurement hierarchy [Line Items]
Financial liabilities related to Warrants to ADS	₪ (1,113)	₪ (2,038)